Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012		Sep. 30, 2014	Sep. 30, 2013		Dec. 31, 2013		Jun. 30, 2012
Cash provided by (used in) operating activities:
Net income (loss) for the period	$ 1,678	[1]	$ (1,259)	$ (1,575)		$ (594)		$ (4,746)	[1]
Adjustment to reconcile net loss for the period to net cash provided by (used in) operating activities:
Depreciation of property and equipment	73		120	120		166		884
Amortization of intangible assets	873		1,446	1,359		1,908		1,655
Loss on disposal of discontinued businesses	81	[1]	0	0		0		0	[1]
Change in allowace for doubtful accounts	0		130	0		0		0
Common stock issued for services received	50		120	643		643		0
Options issued for services	22		387	0		0		6
Warrants issued for services received	2		0	0		0		400
Deferred income taxes	0		(210)	0		0		0
Common shares issued for services received from related parties	1,200		0	0		0		0
Net income (loss) attributable to non-controlling interest	0	[1]	(88)	(73)		(104)		0	[1]
Changes in operating assets and liabilities net of effects of acquistions:
Accounts receivable	355		(1,782)	(3,865)		(6,287)		(1,724)
Other assets	(15)		(482)	(193)		(3)		182
Accounts payable and accrued expenses	(5,152)		271	997		488		539
Income taxes	0					23		(91)
Net cash (used in) operating activities	(833)		(1,347)	(2,587)		(3,760)		(2,895)
Cash flows from investing activities:
Acquisition of intangible assets	(486)		(874)	(831)		(1,211)		(3,466)
Acquisition of property and equipment	0		(48)	(121)		(131)		(101)
Other assets	55		0	(196)		(23)		(55)
Net cash (used in) investing activities	(431)		(922)	(1,148)		(1,365)		(3,622)
Cash provided by (used in) financing activities:
Increase (decrease) in long-term borrowing, net	0		(48)	(10)		0		(980)
Cash proceeds from issuance of common stock	502		0	6,000		6,000		5,750
Repurchase of common stock	0		0	(2)		(4)		0
Net proceeds from issuance of preferred stock	0		982	0		0		0
Advances from related parties, net of repayment	1,500		0	500		500		1,800
Net checks issued in excess of funds	(39)		0	0		0		(53)
Net cash provided by (used in) financing activities	1,963		934	6,488		6,496		6,517
Increase (decrease) in cash during the period	699		(1,335)	2,753		1,371		0
Foreign exchange effect on cash			(85)	0
Cash at beginning of the period	0		2,070	699	[1]	699	[1]	0
Cash at end of the period	699	[1]	650	3,452		2,070		0
Supplementary Information:
Interest paid	0		0	0		0		0
Income taxes paid	0		0	0		0		0
Non-cash transactions:
Contribution of software for non-controlling interest in exchange for software with a fair value of $500	0		0	500		0		0
Common stock returned as part consideration for sale of division	420		0	0		0		0
Exchange of 25% interest in subsidiary for intangible assets	0		0	0		500		0
Settlement of debt with Satcom in consideration of sale of license	5,000		0	0		0		0
Settlement of subscription receivable through partial repayment of loan payable	$ 0		$ 0	$ 0		$ 500		$ 0

[1]	Restated